Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,534,000.00
Total Fee Amount	488.05
Total Offset Amount	0.00
Net Fee	$ 488.05
Offering Table N/A
Offset Table N/A	N/A